Supplemental Cash Flow Disclosures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Royalties paid	$ 76.9	$ 88.8	$ 99.9
Income and mining taxes paid	118.4	105.3	298.2
Interest paid after capitalization	$ 70.2	$ 79.6	$ 71.1